CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (515,516)	$ (374,611)	$ (2,386,864)	$ (515,920)
Adjustment to reconcile net loss to net cash used in operating activities:
Unrealized gain on equity investments	(404,763)
Non-cash interest expense	42,715
Costs of reverse merger				376,366
Fair value of shares issued to consultants	255,352	50,000	232,778
Fair value of shares issued to the Company's Chief Executive Officer			375,000
Depreciation	586		258
Amortization of intangible		112,256	224,512	19,956
Impairment of asset			893,667
Changes in operating assets and liabilities
Accounts receivable	1,321	(3,392)	(6,709)	(5,677)
Inventory	(22,598)	(7,648)	(6,375)	(16,834)
Prepaid and other current assets	107,500	1,382	1,465	(16,920)
Other asset			(5,500)
Accounts payable and accrued expenses	241,893	11,805	4,301	21,565
Net cash used in operating activities	(293,510)	(210,208)	(673,467)	(137,464)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equity investment		(50,000)	(168,537)	(300,000)
Acquisition of intangible asset				(150,000)
Purchase of property and equipment			(4,699)
Cash used in reverse merger				(325,000)
Net cash used in investing activities		(50,000)	(173,236)	(775,000)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance of convertible note	164,500
Repurchase of shares previously issued			(100,000)
Issuance of common stock for cash	75,000	195,055	795,000	1,125,101
Net cash provided by financing activities	239,500	195,055	695,000	1,125,101
NET CHANGE IN CASH	(54,010)	(65,153)	(151,703)	212,637
CASH, BEGINNING OF PERIOD	60,934	212,637	212,637
CASH, END OF PERIOD	6,924	147,484	60,934	212,637
NON-CASH INVESTING AND FINANCING ACTIVITIES
Fair value of shares issued to consultants recorded as prepaid	37,500		109,000
Fair value of beneficial conversion feature related to issuance of convertible notes	128,605
Increase in cash held in trust account from sale of common stock		499,945
Issuance of stock for intangible				988,134
Inventory acquired as part of asset purchase				5,865
Liabilities assumed in a reverse merger				51,366
Issuance of stock for extinguishment of due to former CEO				$ 49,524